Contractual Obligations - Summary of Contractual Obligations (Detail) - SEK (kr) kr in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of Contractual Obligations [line items]
Other non-current liabilities		kr 745	kr 1,587
Trade payables		38,437	35,684
Contractual obligations [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	39,500	33,400
Lease obligations	[2]	10,600	10,600
Other non-current liabilities		700	1,600
Purchase obligations	[3]	21,100	27,600
Trade payables		38,400	35,700
Commitments for customer ﬁnance	[4]	54,100	47,300
Derivatives liabilities	[4]	2,600	800
Total		167,000	157,000
Contractual obligations [member] | 2023 [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	6,300	9,800
Lease obligations	[2]	3,000	2,600
Other non-current liabilities		0	0
Purchase obligations	[3]	17,800	23,200
Trade payables		38,400	35,700
Commitments for customer ﬁnance	[4]	44,300	34,400
Derivatives liabilities	[4]	900	400
Total		110,700	106,100
Contractual obligations [member] | Maturity between 1 and 3 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	12,900	10,400
Lease obligations	[2]	4,400	4,300
Other non-current liabilities		600	1,000
Purchase obligations	[3]	3,100	4,100
Trade payables		0	0
Commitments for customer ﬁnance	[4]	8,600	9,700
Derivatives liabilities	[4]	1,100	400
Total		30,700	29,900
Contractual obligations [member] | Maturity between 3 and 5 years [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	9,100	3,100
Lease obligations	[2]	2,100	2,300
Other non-current liabilities		0	0
Purchase obligations	[3]	200	300
Trade payables		0	0
Commitments for customer ﬁnance	[4]	1,200	3,200
Derivatives liabilities	[4]	600	0
Total		13,200	8,900
Contractual obligations [member] | 2028 and later [member]
Disclosure of Contractual Obligations [line items]
Current and non-current debt	[1]	11,200	10,100
Lease obligations	[2]	1,100	1,400
Other non-current liabilities		100	600
Purchase obligations	[3]	0	0
Trade payables		0	0
Commitments for customer ﬁnance	[4]	0	0
Derivatives liabilities	[4]	0	0
Total		kr 12,400	kr 12,100

[1]	Current and non-current debt, including interest commitments.
[2]	Future lease obligations, nominal lease liability, see also note C3 “Leases.”
[3]	The amounts of purchase obligations are gross, before deduction of any related provisions.
[4]	See also note F1 “Financial risk management.”